Consolidated Statements of Comprehensive Income $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares
Operating revenues:
Service revenues	$ 689,154,325,000	$ 40,794	$ 712,985,548,000	$ 694,300,431,000
Sales of equipment	126,858,519,000	7,509	131,515,849,000	136,387,021,000
Operating revenues	816,012,844,000	48,303	844,501,397,000	830,687,452,000
Operating costs and expenses:
Cost of sales and services	316,476,140,000	18,734	330,532,450,000	328,510,002,000
Commercial, administrative and general expenses	173,001,297,000	10,241	179,454,030,000	173,579,745,000
Other expenses	6,965,828,000	412	5,010,379,000	4,738,463,000
Depreciation and amortization	151,786,064,000	8,985	158,633,786,000	156,302,992,000
Operating costs and expenses	648,229,329,000	38,372	673,630,645,000	663,131,202,000
Operating income (loss)	167,783,515,000	9,931	170,870,752,000	167,556,250,000
Interest income	9,628,340,000	570	4,823,579,000	3,834,150,000
Interest expense	(44,545,241,000)	(2,637)	(41,258,803,000)	(35,738,305,000)
Foreign currency exchange (loss) gain, net	14,653,523,000	867	20,761,622,000	(16,714,847,000)
Valuation of derivatives, interest cost from labor obligations and other financial items, net	(26,814,668,000)	(1,586)	(19,116,219,000)	(14,243,517,000)
Equity interest in net result of associated companies	(5,371,824,000)	(318)	(1,811,432,000)	113,918,000
Profit (loss) before income tax	115,333,645,000	6,827	134,269,499,000	104,807,649,000
Income tax	34,544,003,000	2,045	46,044,089,000	32,717,477,000
Net profit for the year from continuing operations	80,789,642,000	4,782	88,225,410,000	72,090,172,000
Profit (loss) after tax for the year from discontinued operations			(6,719,015,000)	124,235,942,000
Net profit for the year	80,789,642,000	4,782	81,506,395,000	196,326,114,000
Net profit for the year attributable to:
Equity holders of the parent from continuing operations	76,110,617,000	4,505	82,878,406,000	68,187,225,000
Equity holders of the parent from discontinued operations	0		(6,719,015,000)	124,235,942,000
Non-controlling interests	4,679,025,000	277	5,347,004,000	3,902,947,000
Net profit for the year	$ 80,789,642,000	$ 4,782	$ 81,506,395,000	$ 196,326,114,000
Basic earnings per share attributable to equity holders of the parent from continuing operations | (per share)	$ 1.21	$ 0.07	$ 1.3	$ 1.03
Basic earnings per share attributable to equity holders of the parent from discontinued operations | $ / shares	$ 0		$ (0.11)	$ 1.88
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent years (net of tax):
Effect of translation of foreign entities from continuing operations	$ (41,548,455,000)	$ (2,459)	$ (35,114,722,000)	$ (7,134,153,000)
Effect of translation of foreign entities from discontinued operations			5,193,281,000	(829,163,000)
Items that will not be reclassified to profit (or loss) in subsequent years (net of tax):
Re-measurement of defined benefit plan, net of deferred taxes	(3,769,565,000)	(223)	(4,305,716,000)	11,261,896,000
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	(967,609,000)	(57)	(4,707,276,000)	4,560,869,000
Revaluation surplus, net of deferred taxes	868,456,000	51
Total other comprehensive income (loss) items for the year, net of deferred taxes	(45,417,173,000)	(2,688)	(38,934,433,000)	7,859,449,000
Total comprehensive income for the year	35,372,469,000	2,094	42,571,962,000	204,185,563,000
Comprehensive income for the year attributable to:
Equity holders of the parent from continuing operations	34,578,854,000	2,047	40,959,024,000	202,418,502,000
Non-controlling interests	793,615,000	47	1,612,938,000	1,767,061,000
Total comprehensive income for the year	35,372,469,000	2,094	42,571,962,000	204,185,563,000
Comprehensive income for the period:
Net comprehensive income from continuing operations	35,372,469,000	2,094	49,290,977,000	79,949,621,000
Net comprehensive income (loss) from discontinued operations			(6,719,015,000)	124,235,942,000
Total comprehensive income for the year	$ 35,372,469,000	$ 2,094	$ 42,571,962,000	$ 204,185,563,000